Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net
Net, beginning of period	$ (180,643)	$ (114,536)
Deferred income tax recovery (expense) included in net income	48,435	7,719
Deferred income tax recovery (expense) included in other comprehensive income	66,636	(72,440)
Other	(17)	(1,386)
Net, end of period	(65,590)	(180,643)
Deferred tax assets
Deferred tax assets, beginning of period	46,353	98,169
Deferred income tax recovery (expense) included in net income	40,159	22,578
Deferred income tax recovery (expense) included in other comprehensive income	65,738	(74,394)
Other	0	0
Deferred tax assets, end of period	152,250	46,353
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(226,996)	(212,705)
Deferred income tax recovery (expense) included in net income	8,276	(14,859)
Deferred income tax recovery (expense) included in other comprehensive income	898	1,954
Other	(17)	(1,386)
Deferred tax liabilities, end of period	$ (217,840)	$ (226,996)